Equity - Schedule of changes in restricted share units outstanding (Details) - Restricted share units [Member] - Share	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding, beginning balance	3,100,000	0
Number of other equity instruments granted	310,000	3,100,000
Number of other equity instruments exercised	(1,626,000)
Number of other equity instruments outstanding, ending balance	1,784,000	3,100,000